Redeemable Common Stock	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Redeemable Common Stock
10. Redeemable Common Stock
As of September 30, 2021, MassMutual has committed to purchase up to $400.0 million of Class N shares in the Class N Private Offering (the “MassMutual Capital Commitment”). MassMutual is an affiliate of Invesco. The initial purchase price per Class N share was $25.00. The price per Class N share for subsequent purchases is based on our NAV per Class N share at the time of purchase.
As of September 30, 2021, MassMutual had purchased 7,387,008 Class N shares for $200.0 million under its Initial Subscription Agreement, as defined below, and 255,846 Class N shares for $7.5 million under its Subscription Agreement, as defined below. In accordance with the Subscription Agreement, on August 5, 2021, we repurchased 785,025 of MassMutual Shares for $22.0 million.
In July 2021, MassMutual entered into a subscription agreement (the “Subscription Agreement”) to purchase up to $200.0 million of Class N shares of our common stock in the Class N Private Offering upon our request at one or more closings held prior to January 29, 2023. MassMutual had previously agreed to purchase up to $200.0 million of Class N Shares under its initial subscription agreement with us (as amended, the “Initial Subscription Agreement”). We called the entirety of MassMutual’s commitment under the Initial Subscription Agreement before issuing any capital calls under the Subscription Agreement. All MassMutual shares, whether under the Subscription Agreement or the Initial Subscription Agreement, will be classified as redeemable common stock because MassMutual has the contractual right to redeem the shares under certain circumstances as described below.
We will repurchase Class N Shares acquired by MassMutual under the Subscription Agreement or the Initial Subscription Agreement on a monthly basis at a price per share that will generally be equal to the NAV per Class N Share as of the last day of the month preceding the Determination Date. “Determination Date” means the date that is five business days prior to the first calendar day of the month in which the repurchase occurs. The aggregate amount of MassMutual Shares that we are required to repurchase in any month will be equal to the sum of (a) 100% of monthly net proceeds from the sale of shares of common stock to Invesco Global Property Plus Fund (the “IGP+ Fund”), a fund managed by an affiliate of the Adviser plus (b) between 50% and 100% (at our discretion) of our monthly net proceeds from the sale of shares of our common stock to investors other than IGP+ Fund. We will not be required to repurchase more than $70.0 million of MassMutual Shares during any Fundraising Period. “Fundraising Period” means each of (1) the period beginning on May 14, 2021, and ending on May 31, 2022, (2) the period beginning on June 1, 2022 and ending on May 31, 2023, and (3) the period beginning on June 1, 2023 and ending on May 31, 2024. In our sole discretion, we may repurchase an amount of MassMutual Shares that exceeds $70.0 million in any Fundraising Period. In any month, MassMutual may elect to forego the next monthly repurchase. We will not be required under any circumstances to repurchase more than $200.0 million in Class N Shares over the course of the three Fundraising Periods. We will limit our monthly repurchases as necessary to ensure that the aggregate NAV of MassMutual Shares is not less than $50.0 million.
Upon (i) the expiration of the
Lock-Up
Period (as defined below) and (ii) our repurchase of $200.0 million in MassMutual Shares in accordance with the automatic repurchase rights described above, MassMutual will have the right to request that we repurchase any outstanding MassMutual Shares, subject to the terms set forth below. The repurchase price will generally be equal to the NAV per Class N share as of the last day of the preceding month. The aggregate amount of MassMutual Shares that we are required to repurchase in any month is limited to the lesser of (a) 15% of the net proceeds from the sale of shares of common stock in the Primary Offering to persons other than MassMutual and its affiliates in the month prior to the month in which MassMutual submits its repurchase request, and (b) 1.5% of our aggregate NAV as of the last day of the month prior to the month in which MassMutual submits its repurchase request. The
“Lock-Up
Period” is defined as the period beginning on September 28, 2020 and ending upon the earlier of (1) May 14, 2024 (the third anniversary of the date that the SEC declared effective the Company’s registration statement with respect to its initial public offering of common stock), and (2) the date that the Company’s aggregate NAV is at least $1.5 billion.
The repurchase rights granted to MassMutual under the Subscription Agreement, as described above, supersede and replace the repurchase rights originally granted to MassMutual under the terms of the Initial Subscription Agreement. MassMutual’s repurchase rights are not transferable.
We began to recognize changes in the value of the MassMutual Shares when redemption of the shares became probable. The redemption of the MassMutual shares became probable when the SEC declared our Registration Statement on Form
S-11
(File
No. 333-254931)
effective on May 14, 2021. As of September 30, 2021, we recorded an increase to redeemable common stock and a decrease to additional paid-in
capital of $18.9 million to adjust the value of the MassMutual Shares to our September 30, 2021 NAV per Class N share. We will limit any adjustment in the carrying amount of the redeemable common stock to the initial amount reported as redeemable common stock on the condensed consolidated balance sheet. The change in the redemption value does not affect income available to common stockholders.
We have entered into an exchange rights and registration agreement with MassMutual (the “Registration Rights Agreement”). After September 28, 2025, MassMutual may require us to exchange all or a portion of its Class N shares for any class of shares of our common stock being sold in the Primary Offering and file and maintain an effective registration statement with the SEC (for no longer than three years) registering the offer and sale of the new shares issued in the exchange. MassMutual’s rights under the Registration Rights Agreement will terminate when its shares of our common stock have an aggregate NAV of less than $20.0 million.